Commitments and Contingencies - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) Rate EuroUsd Vessel OceanShips m³	Dec. 31, 2025 USD ($) Berth Season	Dec. 31, 2024 USD ($)
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	90
Export credit agency premium percentage	100.00%
Contractual payments for the initial term of nine seasons			$ 15,000,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Number of ships for which finance entered | OceanShips	8
Maximum percentage of newbuild"s contract price	80.00%
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price	80.00%
Lease Agreement for Buildings and Docking
Disclosure of commitments and contingencies [line items]
Initial lease term			12 years
Additional lease term			10 years
Euro to USD exchange rate | EuroUsd	1.15
Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of seasons | Season		9
Contracts for Portion of River Fuel Usage in Europe for 2026 Season
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts for river fuel usage | m³	58,300
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes	$ 59.3
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes	$ 74.2
First Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons		$ 29,200,000
Second Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons		$ 29,800,000
River Vessels
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	16
River Vessels | Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of vessels | Berth		2
Number of berths | Berth		80
River Vessels | Delivery Between 2026 and 2028
Disclosure of commitments and contingencies [line items]
Number of river vessels build | Vessel	6
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	6
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	1
Options to Extend | Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of seasons | Season		3
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Aggregate contract price	$ 769,400,000
Exchange rate | Rate	1.15
Ocean Newbuilding Program | Ocean Ships
Disclosure of commitments and contingencies [line items]
Aggregate contract price	$ 4,546,600,000
Exchange rate | Rate	1.15
Expedition Ships Program | River Vessels and Ocean Ships
Disclosure of commitments and contingencies [line items]
Aggregate contract price	$ 4,418,400,000
Exchange rate | Rate	1.15